Fair Value Measurements - Fair Value Measurement for Contingent Consideration (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration, Issuance of contingent consideration	$ 6,140
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration, Issuance of contingent consideration	6,140
Contingent consideration, Ending balance	$ 6,140